Insurance business - Net insurance premium income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	£ 1,787	£ 1,906	£ 1,559
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,884	2,007	1,664
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(97)	(101)	(105)
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	118	118	105
Non-linked insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	214	218	205
Non-linked insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(96)	(100)	(100)
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	431	428	269
Linked life insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	432	429	274
Linked life insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(1)	(1)	(5)
With DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,238	1,360	1,185
With DPF | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,238	1,360	1,185
With DPF | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	£ 0	£ 0	£ 0